Debt - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Subsidiary	Dec. 31, 2015 USD ($) Subsidiary	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of non-guarantor foreign subsidiary | Subsidiary	1	1
Percentage of parent company in subsidiary guarantor	100.00%	100.00%
Letters of credit outstanding	$ 46,000,000	$ 45,900,000
Revolver
Debt Instrument [Line Items]
Long-term debt	11,000,000	$ 32,000,000	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	300,000,000.0
Letters of Credit
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity	$ 100,000,000.0